GUARANTEES AND CHARGES (Details) - Dec. 31, 2018 ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Disclosure of contingent liabilities [line items]
Value of loans for which collateral has been pledged | ₪		₪ 8,355
Contingent liability for guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liability | $	$ 208